Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies

Note 8. Commitments and Contingencies

The Company is not a party to any material legal proceedings and is not aware of any material pending or threatened claims. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.

See Note 7 for discussion on funding commitments on the Third Amended Note.

Iris Parent Holding Corp
Commitments and Contingencies

Note 4. Commitments and Contingencies

The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims. The Company does not have any commitments as of March 31, 2025 and December 31, 2024.

Note 4. Commitments and Contingencies

The Company is not a party to any material legal proceedings and is not aware of any material pending or threatened claims. The Company does not have any commitments as of December 31, 2024 and 2023.